Loans commitments and financial guarantees contracts (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Financial assets	[1]	$ 488,003	$ 403,035
Confirmed letters of credit [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Financial assets		273,449	216,608
Stand-by letters of credit and guaranteed - Commercial risk [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Financial assets		168,976	176,177
Credit commitments [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Financial assets		$ 45,578	$ 10,250

[1]	Current ratings as of December 31, 2017 and 2016, respectively.